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                       GROUP VARIABLE FUNDING AGREEMENTS
                            SEPARATE ACCOUNT TWELVE
                        HARTFORD LIFE INSURANCE COMPANY
                             FILE NO. 333-114401

     SUPPLEMENT DATED FEBRUARY 10, 2005 TO THE PROSPECTUS DATED MAY 3, 2004


The last sentence of the first page of the prospectus is deleted and replaced with the following:

     This Contract is not available for sale in all states.




   THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 5152